Provisions, contingent liabilities, contingent assets and credit commitments - Contingent liabilities (Details) - AUD ($)	Mar. 31, 2019	Sep. 30, 2018
Contingent liabilities
Provision recognised	$ 2,764,000,000	$ 1,928,000,000
Litigation related to certain Westpac home loans
Contingent liabilities
Provision recognised	0
Class action alleging misconduct related to the bank bill swap reference rate
Contingent liabilities
Provision recognised	0
Class action on behalf of customers who obtained insurance issued by WLIS
Contingent liabilities
Provision recognised	0
Class action related to responsible lending obligations and certain home loans
Contingent liabilities
Provision recognised	0
Guarantees
Contingent liabilities
Maximum deposits insured under FCS	$ 250,000
Maximum percentage of FCS levy	0.50%
Parent Entity | Guarantees
Contingent liabilities
Maximum contingent liability	$ 40,000,000